Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2012 and 2013:

	2012	2013
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	815,064	907,671
Collateral provided for derivative transactions	822,358	742,307
Prepaid pension cost	6,509	153,414
Miscellaneous receivables	70,660	120,322
Security deposits	106,682	102,031
Loans held for sale	6,650	9,820
Financial Stabilization Funds	189,146	—
Other	566,846	566,386

Total	2,583,915	2,601,951

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,865,871	1,560,345
Guaranteed trust principal	550,869	535,720
Collateral accepted for derivative transactions	366,928	503,101
Factoring amounts owed to customers	371,602	375,933
Miscellaneous payables	296,690	260,665
Unearned income	141,967	141,189
Accrued pension liability	27,060	24,793
Other	923,775	966,380

Total	4,544,762	4,368,126